AIM Treasurer’s Series Trust

Premier Portfolio

Premier Tax-Exempt Portfolio

Supplement A dated December 2, 2004 to the

Prospectus dated December 2, 2004

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, and A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, announced that final settlements had been reached with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”) and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of

$500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds. Any developments with regard to these individuals will be included in the Fund’s statement of additional information. You may request a free copy of the Fund’s statement of additional information, which is incorporated by reference into the Fund’s prospectus (and therefore is legally a part of the prospectus), by mail (AIM Investment Services, Inc., P. O. Box 4739, Houston, TX 77210-4739), by telephone (800-347-4246) or via AIM’s Internet website (http://www.aiminvestments.com).

Response of the Independent Trustees

The independent trustees of the AIM Funds have conducted, with the assistance of their own independent counsel, an investigation into the frequent trading arrangements and related issues raised by the regulators with respect to both IFG and AIM. The independent trustees also retained their own financial expert in this regard. Finally, the independent trustees created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel reviewed the examination of IFG’s and AIM’s conduct by the outside counsel retained by AMVESCAP. The independent trustees are in the process of finalizing their conclusions in regards to these matters.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

Ongoing Regulatory Inquiries Concerning IFG and AIM

The mutual fund industry as a whole is currently subject to regulatory inquiries related to a wide range of issues including, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of these issues. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. More detailed information concerning these regulatory inquiries can be found in the Fund’s statement of additional information and on AIM’s Internet website under the heading “Regulatory Inquiries and Pending Litigation” (http://www.aiminvestments.com/litigationsummary.pdf).

Private Civil Actions Pending Against IFG, AIM and Related Entities and Individuals

A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. As described more fully in the Fund’s statement of additional information and on AIM’s Internet website under the heading “Regulatory Inquiries and Pending Litigation” (http://www.aiminvestments.com/litigationsummary.pdf), all such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on closed funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements.

Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. More detailed information concerning the lawsuits pending in the MDL Court, as well as all other civil lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived as of a recent date, including the parties to the lawsuits and summaries of the various allegations and remedies sought, can be found in the Fund’s statement of additional information and on AIM’s Internet website under the heading “Regulatory Inquiries and Pending Litigation” (http://www.aiminvestments.com/litigationsummary.pdf).

*        *        *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

AIM Treasurer’s Series Trust

Premier Portfolio

Premier Tax-Exempt Portfolio

Supplement B dated December 2, 2004 to the

Prospectus dated December 2, 2004

The Board of Trustees of AIM Treasurer’s Series Trust (the “Trust”) approved, on November 30—December 2, 2004, the redesignation of the existing class of shares of Premier Portfolio (“Premier”) and Premier Tax-Exempt Portfolio (“Premier Tax-Exempt”) as Investor Class shares. The Board of Trustees also approved the creation and sale of a new class of shares for Premier and Premier Tax-Exempt, the Institutional Class shares. A I M Advisors, Inc. (“AIM”) expects the new Institutional Class shares to be available for sale on or around February 25, 2005.

In connection with these changes, the Board of Trustees also approved the following changes to Premier and Premier Tax-Exempt, which are expected to be effective on or around February 25, 2005:

•	amending the distribution agreement between A I M Distributors, Inc. (“ADI”) and the Trust to provide that ADI will be the distributor of the Investor Class shares of Premier and Premier Tax-Exempt;

•	amending the distribution agreement between Fund Management Company (“FMC”) and the Trust to provide that FMC will be the distributor of the Institutional Class shares of Premier and Premier Tax-Exempt;

•	changing the definition of business day for Premier and Premier Tax-Exempt to permit the funds not to open for business on a day if the Bond Market Association recommends that government securities dealers not open for trading and to permit the funds to close early on a business day if the Bond Market Association recommends that government securities dealers close early;

•	extending the last net asset value determination from 4:00 p.m. Eastern time to 5:30 p.m. Eastern time for Premier and from 4:00 p.m. Eastern time to 4:30 p.m. Eastern time for Premier Tax-Exempt and adding additional intraday net asset value determinations for these funds (Investor Class shareholders will not be permitted to purchase, redeem or exchange their shares after 4:00 p.m. Eastern time);

•	imposing a $1,000 minimum initial investment requirement ($250 for an IRA) and a $50 subsequent investment minimum on the Investor Class shares of Premier and Premier Tax-Exempt (the minimum initial investment requirement on the Institutional Class will be $1,000,000 with no subsequent investment minimum);

•	reducing the minimum account size below which AIM may redeem a shareholder’s account for the Investor Class shares of Premier and Premier Tax-Exempt from $50,000 to $250 (there will be no minimum account size for the Institutional Class shares);

•	reducing the minimum check writing amount for redemptions of shares for the Investor Class shares of Premier and Premier Tax-Exempt from $2,500 to $250 and clarifying that the check writing privilege is not available for retirement accounts (there will be no check writing privilege for the Institutional Class shares);

•	eliminating the right of shareholders of Investor Class shares of Premier and Premier Tax-Exempt to receive a dividend on the day they purchase shares (shareholders of Institutional Class shares generally will receive a dividend on the day they purchase shares);

•	eliminating the right of shareholders of Investor Class shares of Premier and Premier Tax-Exempt to receive redemption proceeds on the day they redeem shares (shareholders of Institutional Class shares generally will receive their redemption proceeds on the day they redeem shares); and

•	offering the Investor Class shares of Premier and Premier Tax-Exempt only to grandfathered investors, which include:

•	persons or entities who had established an account prior to April 1, 2002 in Investor Class shares of any of the funds currently distributed by ADI and have continuously maintained such account in Investor Class shares since April 1, 2002;

•	any person or entity listed in the account registration for any of the funds currently distributed by ADI, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;

•	customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the funds currently distributed by ADI prior to April 1, 2002 and continuously maintained such relationship since April 1, 2002;

•	defined benefit, defined contribution and deferred compensation plans; and

•	AIM fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and members of their immediate families.

AIM Treasurer’s Series Trust

Premier U.S. Government Money Portfolio—Investor Class

Supplement A dated December 2, 2004 to the

Prospectus dated December 2, 2004

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, and A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, announced that final settlements had been reached with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”) and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds. Any developments with regard to these individuals will be included in the Fund’s statement of additional information. You may request a free copy of the Fund’s statement of additional information, which is incorporated by reference into the Fund’s prospectus (and therefore is legally a part of the prospectus), by mail (AIM Investment Services, Inc., P. O. Box 4739, Houston, TX 77210-4739), by telephone (800-347-4246) or via AIM’s Internet website (http://www.aiminvestments.com).

Response of the Independent Trustees

The independent trustees of the AIM Funds have conducted, with the assistance of their own independent counsel, an investigation into the frequent trading arrangements and related issues raised by the regulators with respect to both IFG and AIM. The independent trustees also retained their own financial expert in this regard. Finally, the independent trustees created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel reviewed the examination of IFG’s and AIM’s conduct by the outside counsel retained by AMVESCAP. The independent trustees are in the process of finalizing their conclusions in regards to these matters.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

Ongoing Regulatory Inquiries Concerning IFG and AIM

The mutual fund industry as a whole is currently subject to regulatory inquiries related to a wide range of issues including, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of these issues. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. More detailed information concerning these regulatory inquiries can be found in the Fund’s statement of additional information and on AIM’s Internet website under the heading “Regulatory Inquiries and Pending Litigation” (http://www.aiminvestments.com/litigationsummary.pdf).

Private Civil Actions Pending Against IFG, AIM and Related Entities and Individuals

A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. As described more fully in the Fund’s statement of additional information and on AIM’s Internet website under the heading “Regulatory Inquiries and Pending Litigation” (http://www.aiminvestments.com/litigationsummary.pdf), all such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on closed funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. More detailed information concerning the lawsuits pending in the MDL Court, as well as all other civil lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived as of a recent date, including the parties to the lawsuits and summaries of the various allegations and remedies sought, can be found in the Fund’s statement of additional information and on AIM’s Internet website under the heading “Regulatory Inquiries and Pending Litigation” (http://www.aiminvestments.com/litigationsummary.pdf).

*        *        *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

AIM Treasurer’s Series Trust

Premier U.S. Government Money Portfolio—Investor Class

Supplement B dated December 2, 2004 to the

Prospectus dated December 2, 2004

The Board of Trustees of AIM Treasurer’s Series Trust (the “Trust”) approved, on November 30—December 2, 2004, the sale of a new class of shares of Premier U.S. Government Money Portfolio (“Premier Government”), the Institutional Class shares. A I M Advisors, Inc. (“AIM”) expects the new Institutional Class shares to be available for sale on or around February 25, 2005.

The Board of Trustees also approved a new investment advisory agreement between AIM and the Trust on behalf of Premier Government pursuant to which AIM will provide investment advisory services and pay all operating expenses of Premier Government, except for certain expenses described below, in exchange for an annual fee of 0.25% of Premier Government’s average daily net assets. Pursuant to the proposed advisory agreement, Premier Government would be required to pay: (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Trust or Premier Government in connection with securities transactions to which the Trust or Premier Government is a party or in connection with securities owned by the Trust or Premier Government; (iii) interest on indebtedness, if any incurred by the Trust or Premier Government; and (iv) other expenditures, including costs incurred in connection with the purchase or sale of securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

The proposed investment advisory agreement requires the approval of the Premier Government shareholders and will be submitted to such shareholders for their consideration at a special meeting to be held on or around February 24, 2005. If approved by shareholders, the proposed investment advisory agreement will become effective on or around February 25, 2005, as will the following related changes, which the Board of Trustees also approved on November 30—December 2, 2004:

•	amending the current administrative services agreement between AIM and the Trust to provide that Premier Government will not pay any fees under that agreement;

•	entering into a new transfer agency agreement with AIM Investment Services, Inc. for Premier Government which provides that Premier Government will not pay any fees under such agreement; and

•	amending the distribution agreement between Fund Management Company (“FMC”) and the Trust to provide that FMC will be the distributor of the Institutional Class shares of Premier Government.

If shareholders of Premier Government do not approve the proposed advisory agreement, the current advisory, administrative services and transfer agency agreements of Premier Government will continue in effect and the new Institutional Class shares of Premier Government will not be offered to the public.

The Board of Trustees also approved, on November 30—December 2, 2004, the following changes to Premier Government, which are expected to be effective on or around February 25, 2005:

•	changing the definition of business day for Premier Government to permit the fund not to open for business on a day if the Bond Market Association recommends that government securities dealers not open for trading and to permit the fund to close early on a business day if the Bond Market Association recommends that government securities dealers close early;

•	causing Premier Government to determine its net asset value six times on each business day rather than once at the close of business, and extending the last net asset value determination from 4:00 p.m. Eastern time to 5:30 p.m. Eastern time (Investor Class shareholders will not be permitted to purchase, redeem or exchange their shares after 4:00 p.m. Eastern time); and

•	clarifying that the check writing privilege for the Investor Class shares of Premier Government is not available for retirement accounts.